UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF
GOAU (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global GO GOLD and Precious Metal Miners ETF	$98	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the GOAU ETF delivered strong results, driven by gold and precious-metals producers benefiting from higher realized prices and expanding operating margins. Performance within the portfolio was led by producer selection, as dispersion across miners was driven by differences in cost inflation management, guidance credibility, and operational execution. In Q4, results continued to be shaped by producer fundamentals, with the market rewarding companies that paired strong metal-price leverage with disciplined capital allocation and balance-sheet strength. Overall, GOAU’s outcomes reflected a focus on operators with direct torque to the metals cycle.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF NAV	126.97	18.15	17.95
S&P 500 TR	17.88	14.42	14.89
U.S. Global Go Gold and Precious Metal Miners Index	130.69	19.57	19.47
NYSE ARCA Gold Miners NTR Index	158.28	21.22	18.92
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 1	TSR-AR-26922A719

Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$183,545,180
Number of Holdings	29
Net Advisory Fee	$802,696
Portfolio Turnover	181%
30-Day SEC Yield	0.06%
30-Day SEC Yield Unsubsidized	0.06%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Basic Materials	99.8%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.0%
Royal Gold, Inc.	10.1%
Wheaton Precious Metals Corp.	10.0%
Franco-Nevada Corp.	9.5%
Santacruz Silver Mining Ltd.	4.1%
Centerra Gold, Inc.	4.0%
OR Royalties, Inc.	3.8%
Triple Flag Precious Metals Corp.	3.8%
Metalla Royalty & Streaming Ltd.	3.7%
Andean Precious Metals Corp.	3.2%

Top Ten Countries	(% of Net Assets)
Canada	59.9%
United States	21.1%
Australia	15.3%
South Africa	11.1%
Colombia	1.9%
United Kingdom	1.5%
Cash & Other	-10.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 2	TSR-AR-26922A719

US Global JETS ETF
JETS (Principal U.S. Listing Exchange:NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global JETS ETF	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the JETS ETF reflected a broad recovery across the global airline industry, as passenger demand and pricing continued to normalize following the post-pandemic period. Performance was uneven across the portfolio, with stronger results among carriers demonstrating capacity discipline, exposure to premium and international travel, and improving balance-sheet flexibility, while others remained constrained by cost pressures and fleet availability. Industry fundamentals stabilized through the year, supported by resilient travel demand despite higher fuel, labor, and maintenance costs. Entering 2026, expectations were shaped by a more normalized operating environment, with upside increasingly dependent on execution, cost control, and incremental margin improvement rather than pure recovery-driven growth.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
U.S. Global JETS ETF NAV	11.58	4.97	1.78
S&P 500 TR	17.88	14.42	14.82
U.S. Global JETS Index	12.17	5.40	2.32
Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Global JETS ETF	PAGE 1	TSR-AR-26922A842

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,605,168
Number of Holdings	51
Net Advisory Fee	$5,077,753
Portfolio Turnover	38%
30-Day SEC Yield	0.25%
30-Day SEC Yield Unsubsidized	0.25%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Consumer, Cyclical	78.0%
Industrial	13.7%
Communications	7.9%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United Airlines Holdings, Inc.	11.1%
Southwest Airlines Co.	10.9%
American Airlines Group, Inc.	10.7%
Delta Air Lines, Inc.	10.6%
Allegiant Travel Co.	3.0%
Air Canada	3.0%
Sun Country Airlines Holdings, Inc.	2.9%
Alaska Air Group, Inc.	2.9%
SkyWest, Inc.	2.8%
JetBlue Airways Corp.	2.7%

Top Ten Countries	(% of Net Assets)
United States	78.8%
Canada	5.1%
Spain	2.0%
China	1.7%
United Kingdom	1.6%
France	1.6%
Singapore	1.5%
Mexico	1.5%
Turkey	1.5%
Cash & Other	4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-jets-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global JETS ETF	PAGE 2	TSR-AR-26922A842

US Global Sea to Sky Cargo ETF
SEA (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Sea to Sky Cargo ETF	$65	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the SEA ETF’s shipping, logistics, and air freight holdings operated against a macro backdrop of elevated trade-policy uncertainty and tariff-driven volatility, which encouraged shippers to front load inventory and re-route supply chains, leading to uneven—but often resilient—freight demand. This environment tended to favor time-definite delivery networks and higher-value logistics, as customers prioritized speed and reliability when trade rules and lanes were in flux. Air cargo was a relative bright spot: the International Air Transport Association (IATA) reported global air cargo demand up 5.5% year-over-year in November 2025, with capacity up 4.7%, supported by year-end shipping needs and trade-flow reconfiguration across regions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/19/2022)
U.S. Global Sea to Sky Cargo ETF NAV	17.37	4.10
S&P 500 TR	17.88	12.67
U.S. Global Sea to Sky Cargo Index	20.12	6.42
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Global Sea to Sky Cargo ETF	PAGE 1	TSR-AR-26922B865

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$10,697,167
Number of Holdings	31
Net Advisory Fee	$0
Portfolio Turnover	124%
30-Day SEC Yield	6.72%
30-Day SEC Yield Unsubsidized	5.06%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrial	94.9%
Consumer, Non-cyclical	2.9%
Energy	1.7%
Cash & Other	0.5%

Top 10 Issuers	(% of Net Assets)
AP Moller - Maersk AS	5.2%
Evergreen Marine Corporation Taiwan Ltd.	5.2%
TS Lines Ltd.	5.0%
SITC International Holdings Company Ltd.	4.9%
COSCO SHIPPING Holdings Company Ltd.	4.8%
Orient Overseas International Ltd.	4.6%
Kuehne + Nagel International AG	4.2%
Matson, Inc.	4.1%
Nippon Yusen KK	4.1%
COSCO SHIPPING Energy Transportation Company Ltd.	4.1%

Top Ten Countries	(% of Net Assets)
China	20.0%
United States	17.1%
Hong Kong	14.5%
Japan	10.2%
Denmark	5.2%
Taiwan	5.2%
Switzerland	4.2%
Norway	4.0%
South Korea	4.0%
Cash & Other	15.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global Sea to Sky Cargo ETF	PAGE 2	TSR-AR-26922B865

U.S. Global Technology and Aerospace & Defense ETF
WAR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Technology and Aerospace & Defense ETF	$70	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the WAR ETF’s performance was driven primarily by defense-linked technology exposure, as rising global security spending increasingly translated into demand for advanced software, AI, semiconductors, cyber security, and space-based systems rather than purely kinetic platforms. Portfolio holdings benefited from structurally growing budgets for digital defense, networked warfare, intelligence, surveillance, and resilient communications, where spending cycles tend to be longer and less discretionary. Throughout the year, investor returns were shaped by differentiation between technology providers with scalable platforms and strong government and enterprise adoption versus those more exposed to development risk and customer concentration. Overall, WAR reflected a shift in modern defense spending toward technology-centric enablers of military and national-security capability.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/27/2024)
U.S. Global Technology and Aerospace & Defense ETF NAV	31.86	29.73
S&P 500 TR	17.88	15.94
Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 1	TSR-AR-26922B410

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$10,402,767
Number of Holdings	30
Net Advisory Fee	$38,332
Portfolio Turnover	394%
30-Day SEC Yield	0.28%
30-Day SEC Yield Unsubsidized	0.28%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Technology	63.4%
Industrial	32.4%
Communications	1.1%
Consumer, Non-cyclical	1.0%
Cash & Other	2.1%

Top 10 Issuers	(% of Net Assets)
Micron Technology, Inc.	7.6%
Telos Corp.	6.9%
Astronics Corp.	6.8%
Rubrik, Inc.	6.8%
QUALCOMM, Inc.	6.7%
Innovative Solutions and Support, Inc.	5.7%
Infineon Technologies AG	4.2%
RTX Corp.	4.0%
Fortinet, Inc.	3.9%
Moog, Inc.	3.9%

Top Ten Countries	(% of Net Assets)
United States	91.5%
Germany	7.2%
United Kingdom	3.9%
China	1.0%
Cash & Other	-3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/war/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global Technology and Aerospace & Defense ETF	PAGE 2	TSR-AR-26922B410

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$60,000	$55,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$14,000	$14,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF (Ticker: GOAU)
U.S. Global Jets ETF (Ticker: JETS)
U.S. Global Sea to Sky Cargo ETF (Ticker: SEA)
U.S. Global Technology and Aerospace & Defense ETF (Ticker: WAR)
Annual Financial Statements and Additional Information
December 31, 2025

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 15.3%
Greatland Resources Ltd.(a)	638,398	$4,469,118
Pantoro Gold Ltd.(a)	1,169,517	3,816,544
Perseus Mining Ltd.	984,634	3,732,312
Ramelius Resources Ltd.	1,489,642	4,135,520
Regis Resources Ltd.	768,213	3,870,646
Resolute Mining Ltd.(a)	5,055,333	4,132,765
Vault Minerals Ltd.(a)	1,090,465	3,973,372
		28,130,277
Canada - 59.9%(b)
Allied Gold Corp.(a)	242,753	5,562,334
Andean Precious Metals Corp.(a)	824,394	5,862,144
Centerra Gold, Inc.	511,921	7,356,305
China Gold International Resources Corporation, Ltd.	250,749	5,055,125
Fortuna Mining Corp.(a)	560,601	5,499,496
Franco-Nevada Corp.	84,201	17,453,183
Galiano Gold, Inc.(a)	2,193,071	5,548,470
Integra Resources Corp.(a)	1,321,127	5,297,719
Metalla Royalty & Streaming Ltd.(a)(c)	880,510	6,850,368
OceanaGold Corp.	194,830	5,521,757
OR Royalties, Inc.(c)	198,245	7,015,890
Santacruz Silver Mining Ltd.(a)	783,296	7,550,185
Triple Flag Precious Metals Corp.	210,670	6,998,457
Wheaton Precious Metals Corp.	155,776	18,306,795
		109,878,228
Colombia - 1.9%
Mineros SA	856,626	3,507,514
South Africa - 11.1%
Caledonia Mining Corp. PLC	214,334	5,609,121
DRDGOLD Ltd. - ADR(c)	172,033	5,334,743
Harmony Gold Mining Co. Ltd. - ADR	266,409	5,301,539
Pan African Resources PLC	2,497,768	4,061,890
		20,307,293
United Kingdom - 1.5%
AltynGold PLC(a)	170,658	2,840,964
United States - 10.1%
Royal Gold, Inc.(c)	83,633	18,590,780
TOTAL COMMON STOCKS (Cost $145,950,404)		183,255,056

	Units	Value
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 11.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	20,166,700	$20,166,700
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,166,700)		20,166,700
TOTAL INVESTMENTS - 110.8% (Cost $166,117,104)		$203,421,756
Liabilities in Excess of Other Assets - (10.8)%		(19,876,576)
TOTAL NET ASSETS - 100.0%		$183,545,180

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $19,537,846.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

U.S. Global Jets ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 1.1%
Qantas Airways Ltd.	1,228,055	$8,506,874
Brazil - 1.0%
Embraer SA - ADR	123,795	7,968,684
Canada - 5.1%
Air Canada(a)	1,725,682	24,252,964
Bombardier, Inc. - Class B(a)	97,239	16,542,426
		40,795,390
Chile - 1.0%
Latam Airlines Group SA - ADR(b)	151,613	8,188,618
China - 1.7%
Air China Ltd. - Class H(a)	4,995,986	4,538,479
China Southern Airlines Co. Ltd. - Class H(a)	6,081,210	4,547,605
Tongcheng Travel Holdings Ltd.	1,486,850	4,287,061
		13,373,145
France - 1.6%
Air France-KLM(a)	318,170	4,324,303
Airbus SE	35,210	8,209,543
		12,533,846
Germany - 0.5%
Deutsche Lufthansa AG	420,944	4,158,388
Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	2,635,710	4,209,577
India - 0.5%
MakeMyTrip Ltd.(a)(b)	50,870	4,177,444
Ireland - 1.0%
Ryanair Holdings PLC - ADR	113,653	8,204,610
Israel - 0.6%
El Al Israel Airlines(a)	853,706	4,385,747
Japan - 1.0%
ANA Holdings, Inc.	220,017	4,184,312
Japan Airlines Co. Ltd.	219,556	4,071,822
		8,256,134
Mexico - 1.5%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	36,805	4,003,280
Grupo Aeroportuario del Pacifico SAB de CV - Class B	154,034	4,029,049
Grupo Aeroportuario del Sureste SAB de CV - ADR	12,434	4,021,155
		12,053,484
Norway - 0.5%
Norwegian Air Shuttle ASA	2,337,513	4,046,588

	Shares	Value
Panama - 0.5%
Copa Holdings SA - Class A	33,720	$4,066,969
Singapore - 1.5%
Singapore Airlines Ltd.	821,457	4,090,030
Trip.com Group Ltd. - ADR(b)	113,885	8,189,471
		12,279,501
Spain - 2.0%
Aena SME SA(c)	292,078	8,176,207
Amadeus IT Group SA	109,938	8,118,864
		16,295,071
Switzerland - 0.5%
Flughafen Zurich AG	13,116	4,169,434
Thailand - 0.5%
Airports of Thailand PCL	2,423,564	4,077,095
Turkey - 1.5%
Pegasus Hava Tasimaciligi AS(a)	839,163	3,747,903
Turk Hava Yollari AO	1,262,322	7,896,498
		11,644,401
United Kingdom - 1.6%
easyJet PLC	614,618	4,230,175
International Consolidated Airlines Group SA	1,499,758	8,375,453
		12,605,628
United States - 73.9%(d)
Alaska Air Group, Inc.(a)	455,934	22,933,480
Allegiant Travel Co.(a)	284,685	24,275,090
American Airlines Group, Inc.(a)	5,569,844	85,385,709
Boeing Co.(a)	77,292	16,781,639
Booking Holdings, Inc.	3,030	16,226,650
Delta Air Lines, Inc.	1,216,731	84,441,131
Expedia Group, Inc.	56,812	16,095,408
Frontier Group Holdings, Inc.(a)(b)	4,137,964	19,489,810
General Dynamics Corp.	46,780	15,748,955
JetBlue Airways Corp.(a)(b)	4,728,754	21,515,831
Sabre Corp.(a)	10,173,592	13,836,085
SkyWest, Inc.(a)	223,006	22,392,033
Southwest Airlines Co.	2,107,325	87,095,742
Sun Country Airlines Holdings, Inc.(a)	1,611,228	23,185,571
Textron, Inc.	183,921	16,032,394
TripAdvisor, Inc.(a)(b)	1,037,854	15,111,154
United Airlines Holdings, Inc.(a)	792,076	88,569,938
		589,116,620
TOTAL COMMON STOCKS (Cost $782,133,604)		795,113,248

The accompanying notes are an integral part of these financial statements.

2

U.S. Global Jets ETF
Schedule of Investments
December 31, 2025(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 4.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(e)	32,206,623	$32,206,623
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,206,623)		32,206,623

	Shares
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.67%(e)	6,553,293	6,553,293
TOTAL MONEY MARKET FUNDS (Cost $6,553,293)		6,553,293
TOTAL INVESTMENTS - 104.5% (Cost $820,893,520)		$833,873,164
Liabilities in Excess of Other Assets - (4.5)%		(36,267,996)
TOTAL NET ASSETS - 100.0%		$797,605,168

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $30,772,617.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $8,176,207 or 1.0% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

U.S. Global Sea to Sky Cargo ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 2.9%
Brambles Ltd.	20,509	$314,247
Canada - 1.9%
Teekay Tankers Ltd.	3,768	201,287
China - 20.0%
COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	351,798	433,945
COSCO SHIPPING Holdings Co. Ltd. - Class H	292,919	517,511
J&T Global Express Ltd.(a)	226,842	304,586
SF Holding Co. Ltd. - Class H	66,897	298,095
Sinotrans Ltd. - Class H	441,643	275,222
ZTO Express Cayman, Inc. - ADR	14,992	313,183
		2,142,542
Denmark - 5.2%
AP Moller - Maersk AS - Class B	241	555,134
Germany - 3.2%
Deutsche Post AG	6,150	337,740
Greece - 1.9%
Danaos Corp.(b)	2,169	204,276
Hong Kong - 14.5%
Orient Overseas International Ltd.	30,458	490,759
SITC International Holdings Co. Ltd.	145,560	521,066
TS Lines Ltd.	505,076	537,350
		1,549,175
Japan - 10.2%
Kawasaki Kisen Kaisha Ltd.	30,954	430,992
Mitsui OSK Lines Ltd.	7,311	219,834
Nippon Yusen KK	13,526	438,490
		1,089,316
Norway - 4.0%
Hoegh Autoliners ASA	44,527	433,122
Singapore - 2.1%
BW LPG Ltd.(c)	17,049	223,261
South Korea - 4.0%
HMM Co. Ltd.	29,820	424,359
Spain - 3.1%
Logista Integral SA	9,430	333,794
Switzerland - 4.2%
Kuehne + Nagel International AG	2,070	447,529
Taiwan - 5.2%
Evergreen Marine Corp. Taiwan Ltd.	91,149	551,179

	Shares	Value
United Kingdom - 1.9%
Global Ship Lease, Inc. - Class A	5,834	$204,423
United States - 15.2%
Expeditors International of Washington, Inc.	2,213	329,759
FedEx Corp.	1,188	343,165
Matson, Inc.	3,587	443,174
Tidewater, Inc.(a)	3,519	177,745
United Parcel Service, Inc. - Class B	3,373	334,568
		1,628,411
TOTAL COMMON STOCKS (Cost $9,915,882)		10,639,795
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 3.67%(d)	111,820	111,820
TOTAL MONEY MARKET FUNDS (Cost $111,820)		111,820

	Units
Investments Purchased with Proceeds from Securities Lending - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	95,040	95,040
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,040)		95,040
TOTAL INVESTMENTS - 101.4% (Cost $10,122,742)		$10,846,655
Liabilities in Excess of Other Assets - (1.4)%		(149,488)
TOTAL NET ASSETS - 100.0%		$10,697,167

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Co.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $93,238.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $223,261 or 2.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

U.S. Global Technology and Aerospace & Defense ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
China - 1.0%
Lenovo Group Ltd. - ADR	4,298	$101,820
Germany - 7.2%
Hensoldt AG	3,580	308,809
Infineon Technologies AG	9,807	434,845
		743,654
United Kingdom - 3.9%
IHS Holding Ltd.(a)	14,015	104,552
Softcat PLC	16,024	306,064
		410,616
United States - 85.8%(b)
Advanced Micro Devices, Inc.(a)	1,511	323,596
Alarm.com Holdings, Inc.(a)	1,948	99,387
Ambarella, Inc.(a)	5,661	401,025
Amphenol Corp. - Class A	1,516	204,872
Analog Devices, Inc.	1,122	304,286
Astronics Corp.(a)	13,136	712,497
Crowdstrike Holdings, Inc. - Class A(a)	639	299,538
DigitalBridge Group, Inc.	7,779	119,330
DigitalOcean Holdings, Inc.(a)	4,615	222,074
DXC Technology Co.(a)	13,298	194,816
Fortinet, Inc.(a)	5,115	406,182
General Electric Co.	1,002	308,646
Innovative Solutions and Support, Inc.(a)	31,163	590,227
Leonardo DRS, Inc.	9,149	311,889
Micron Technology, Inc.	2,760	787,732
Moog, Inc. - Class A	1,658	403,806
Palantir Technologies, Inc. - Class A(a)	2,247	399,404
QUALCOMM, Inc.	4,097	700,792
RTX Corp.	2,253	413,200
Rubrik, Inc. - Class A(a)(c)	9,184	702,392
Seagate Technology Holdings PLC	730	201,035
Telos Corp.(a)	140,568	716,897
Western Digital Corp.(c)	567	97,677
		8,921,300
TOTAL COMMON STOCKS (Cost $9,857,249)		10,177,390
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class X, 3.67%(d)	315,807	315,807
TOTAL MONEY MARKET FUNDS (Cost $315,807)		315,807

	Units	Value
Investments Purchased With Proceeds From Securities Lending - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	280,705	$280,705
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $280,705)		280,705
TOTAL INVESTMENTS - 103.6% (Cost $10,453,761)		$10,773,902
Liabilities in Excess of Other Assets - (3.6)%		(371,135)
TOTAL NET ASSETS - 100.0%		$10,402,767

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $268,585.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

U.S. GLOBAL ETFs
Statements of Assets and Liabilities
December 31, 2025

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
ASSETS:
Investments, at value	$203,421,756	$833,873,164	$10,846,655	$10,773,902
Foreign currency, at value	703	116,380	—	—
Cash	—	313,206	—	—
Receivable for investments sold	907,660	668,642	170,547	—
Dividend tax reclaims receivable	20,376	106,761	19,467	161
Dividends receivable	12,460	742,587	2,428	4,472
Security lending income receivable	1,485	10,835	408	76
Receivable from Adviser	—	—	8,476	—
Receivable for transaction fee	—	16,515	—	—
Total assets	204,364,440	835,848,090	11,047,981	10,778,611
LIABILITIES:
Payable upon return of securities loaned	20,166,700	32,206,623	95,040	280,705
Payable to custodian	556,668	—	3	—
Payable to Adviser	95,892	414,686	—	5,801
Payable for investments purchased	—	573	196,128	89,338
Payable for servicing fees	—	—	12,349	—
Payable for capital shares redeemed	—	5,621,040	—	—
Payable for custodian fees	—	—	2,876	—
Payable for fund administration and accounting fees	—	—	15,223	—
Payable for compliance fees	—	—	2,443	—
Payable for audit fees	—	—	19,371	—
Payable for expenses and other liabilities	—	—	7,381	—
Total liabilities	20,819,260	38,242,922	350,814	375,844
NET ASSETS	$ 183,545,180	$797,605,168	$10,697,167	$10,402,767
Net Assets Consists of:
Paid-in capital	$157,497,704	$1,433,935,481	$12,779,074	$10,224,778
Total distributable earnings/(accumulated losses)	26,047,476	(636,330,313)	(2,081,907)	177,989
Total net assets	$ 183,545,180	$797,605,168	$10,697,167	$10,402,767
Net assets	$183,545,180	$797,605,168	$10,697,167	$10,402,767
Shares issued and outstanding(a)	4,300,000	28,400,000	750,000	450,000
Net asset value per share	$42.68	$28.08	$14.26	$23.12
Cost:
Investments, at cost	$166,117,104	$820,893,520	$10,122,742	$10,453,761
Foreign currency, at cost	$702	$116,727	$—	$—
Loaned Securities:
at value (included in investments)	$19,537,846	$30,772,617	$93,238	$268,585

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

U.S. GLOBAL ETFs
Statements of Operations
For the Year Ended December 31, 2025

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
INVESTMENT INCOME:
Dividend income	$1,369,284	$8,648,863	$697,840	$69,701
Less: issuance fees	(7,320)	(22,150)	(507)	—
Less: dividend withholding taxes	(151,196)	(502,094)	(97,278)	(1,909)
Interest income	—	—	1,871	—
Securities lending income	31,404	113,950	8,325	495
Total investment income	1,242,172	8,238,569	610,251	68,287
EXPENSES:
Investment advisory fee (See Note 3)	802,696	5,077,753	47,786	38,332
Servicing costs	—	—	16,904	—
Fund administration and accounting fees	—	—	57,090	—
Compliance fees	—	—	10,000	—
Custodian fees	—	—	15,000	—
Legal fees	—	—	3,812	—
Audit fees	—	—	19,000	—
Reports to shareholders	—	—	3,821	—
Trustees’ fees	—	—	8,802	—
Federal and state registration fees	—	—	350	—
Other expenses and fees	—	—	2,116	—
Total expenses	802,696	5,077,753	184,681	38,332
Expense reimbursement by Adviser (See Note 3)	—	—	(136,900)	—
Net expenses	802,696	5,077,753	47,781	38,332
NET INVESTMENT INCOME (LOSS)	439,476	3,160,816	562,470	29,955
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	25,789,615	(83,411,178)	(112,396)	1,172,634
In-kind redemptions	47,437,643	196,939,023	108,628	—
Foreign currency transactions	(4,152)	(148,184)	(368)	(15,447)
Net realized gain (loss)	73,223,106	113,379,661	(4,136)	1,157,187
Net change in unrealized appreciation (depreciation) on:
Investments	33,329,584	(32,029,140)	789,822	333,556
Foreign currency translation	(347)	11,961	2,529	(9)
Net change in unrealized appreciation (depreciation)	33,329,237	(32,017,179)	792,351	333,547
Net realized and unrealized gain (loss)	106,552,343	81,362,482	788,215	1,490,734
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 106,991,819	$84,523,298	$1,350,685	$1,520,689

The accompanying notes are an integral part of these financial statements.

7

U.S. GLOBAL ETFs
Statements of Changes in Net Assets

	U.S. Global GO GOLD and Precious Metal Miners ETF		U.S. Global Jets ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$439,476	$475,609	$3,160,816	$7,038,566
Net realized gain (loss)	73,223,106	14,413,111	113,379,661	27,185,884
Net change in unrealized appreciation (depreciation)	33,329,237	(2,720,791)	(32,017,179)	278,062,688
Net increase (decrease) in net assets from operations	106,991,819	12,167,929	84,523,298	312,287,138
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,720,731)	(1,810,692)	(6,660,815)	—
Total distributions to shareholders	(1,720,731)	(1,810,692)	(6,660,815)	—
CAPITAL TRANSACTIONS:
Shares sold	113,040,005	29,367,575	801,081,385	644,445,360
Shares redeemed	(120,158,230)	(45,531,680)	(1,152,432,970)	(1,572,951,075)
ETF transaction fees (See Note 7)	991	—	221,153	213,105
Net increase (decrease) in net assets from capital transactions	(7,117,234)	(16,164,105)	(351,130,432)	(928,292,610)
NET INCREASE (DECREASE) IN NET ASSETS	98,153,854	(5,806,868)	(273,267,949)	(616,005,472)
NET ASSETS:
Beginning of the year	85,391,326	91,198,194	1,070,873,117	1,686,878,589
End of the year	$183,545,180	$85,391,326	$797,605,168	$1,070,873,117
SHARES TRANSACTIONS
Shares sold	3,250,000	1,500,000	33,800,000	31,100,000
Shares redeemed	(3,450,000)	(2,350,000)	(47,600,000)	(77,400,000)
Total increase (decrease) in shares outstanding	(200,000)	(850,000)	(13,800,000)	(46,300,000)

The accompanying notes are an integral part of these financial statements.

8

U.S. GLOBAL ETFs
Statements of Changes in Net Assets (Continued)

	U.S. Global Sea to Sky Cargo ETF		U.S. Global Technology and Aerospace & Defense ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024(a)
OPERATIONS:
Net investment income (loss)	$562,470	$408,387	$29,955	$43
Net realized gain (loss)	(4,136)	152,798	1,157,187	—
Net change in unrealized appreciation (depreciation)	792,351	(402,943)	333,547	(13,415)
Net increase (decrease) in net assets from operations	1,350,685	158,242	1,520,689	(13,372)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(720,693)	(841,448)	(1,329,330)	—
Total distributions to shareholders	(720,693)	(841,448)	(1,329,330)	—
CAPITAL TRANSACTIONS:
Shares sold	4,966,106	3,958,297	9,224,780	1,000,000
Shares redeemed	(1,070,795)	(2,386,460)	—	—
ETF transaction fees (See Note 7)	11,067	—	—	—
Net increase (decrease) in net assets from capital transactions	3,906,378	1,571,837	9,224,780	1,000,000
NET INCREASE (DECREASE) IN NET ASSETS	4,536,370	888,631	9,416,139	986,628
NET ASSETS:
Beginning of the period	6,160,797	5,272,166	986,628	—
End of the period	$ 10,697,167	$6,160,797	$10,402,767	$986,628
SHARES TRANSACTIONS
Shares sold	350,000	275,000	400,000	50,000
Shares redeemed	(75,000)	(150,000)	—	—
Total increase (decrease) in shares outstanding	275,000	125,000	400,000	50,000

(a)	Inception date of the Fund was December 27, 2024.
The accompanying notes are an integral part of these financial statements.

9

U.S. GLOBAL GO GOLD AND PRECIOUS METAL MINERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.98	$17.05	$15.55	$17.88	$19.84
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.10	0.17	0.23	0.23
Net realized and unrealized gain (loss) on investments(b)	24.00	2.23	1.50	(2.32)	(1.96)
Total from investment operations	24.10	2.33	1.67	(2.09)	(1.73)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.40)	(0.17)	(0.24)	(0.08)
Net realized gains	—	—	—	—	(0.15)
Total distributions	(0.40)	(0.40)	(0.17)	(0.24)	(0.23)
ETF transaction fees per share	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$42.68	$18.98	$17.05	$15.55	$17.88
Total return	126.97%	13.66%	10.67%	−11.67%	−8.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$183,545	$85,391	$91,198	$82,424	$92,963
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.33%	0.50%	1.02%	1.40%	1.20%
Portfolio turnover rate(d)	181%	116%	79%	106%	81%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

U.S. GLOBAL JETS ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.38	$19.06	$17.09	$21.09	$22.36
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.12	0.01	(0.02)	(0.12)
Net realized and unrealized gain (loss) on investments(b)	2.83	6.20	1.96	(3.98)	(1.01)
Total from investment operations	2.92	6.32	1.97	(4.00)	(1.13)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	—	—	—	—
Net realized gains	—	—	—	—	(0.14)
Total distributions	(0.23)	—	—	—	(0.14)
ETF transaction fees per share	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$28.08	$25.38	$19.06	$17.09	$21.09
Total return	11.58%	33.13%	11.51%	−18.96%	−5.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$797,605	$1,070,873	$1,686,879	$1,971,734	$3,231,230
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.37%	0.59%	0.04%	(0.12)%	(0.50)%
Portfolio turnover rate(d)	38%	40%	44%	43%	54%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

U.S. GLOBAL SEA TO SKY CARGO ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31,			Period Ended December 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$12.97	$15.06	$13.87	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.98	1.04	1.68	2.40
Net realized and unrealized gain (loss) on investments(c)	1.25	(0.73)	0.99	(5.99)
Total from investment operations	2.23	0.31	2.67	(3.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(2.40)	(1.48)	(2.59)
Total distributions	(0.96)	(2.40)	(1.48)	(2.59)
ETF transaction fees per share	0.02	—	0.00(d)	0.05
Net asset value, end of period	$14.26	$12.97	$15.06	$13.87
Total return(e)	17.37%	2.13%	19.09%	−17.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,697	$6,161	$5,272	$4,854
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	2.32%	2.93%	3.99%	2.29%
After expense reimbursement/recoupment(f)(h)	0.60%	0.65%	0.60%	0.60%
Ratio of tax expense to average net assets(f)	—%	0.05%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	7.06%	6.37%	11.29%	13.55%
Portfolio turnover rate(e)(g)	124%	133%	98%	103%

(a)	Inception date of the Fund was January 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2026. To the extent the Fund incurs Excludable Expenses, such as tax or interest expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will exceed the applicable expense limitation. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

12

U.S. Global Technology and Aerospace & Defense ETF
Financial Highlights

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.73	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.11	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	6.24	(0.27)
Total from investment operations	6.35	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—
Net realized gains	(2.91)	—
Total distributions	(2.96)	—
Net asset value, end of period	$23.12	$19.73
Total return(e)	31.86%	−1.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,403	$987
Ratio of expenses to average net assets(f)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.47%	1.60%
Portfolio turnover rate(e)(g)	394%	0%

(a)	Inception date of the Fund was December 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, U.S. Global Sea to Sky Cargo ETF, and U.S. Global Technology and Aerospace & Defense ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of U.S. Global GO GOLD and Precious Metal Miners ETF is to seek total return. The investment objective of U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. The investment objective of U.S. Global Technology and Aerospace & Defense ETF is to provide capital appreciation. U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, U.S. Global Jets ETF commenced operations on April 28, 2015, U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022, and U.S. Global Technology and Aerospace & Defense ETF commenced operations on December 27, 2024.
The end of the reporting period for the Funds is December 31, 2025. The current fiscal period is the period from January 1, 2025 to December 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

14

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$183,255,056	$—	$—	$183,255,056
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	20,166,700
Total Investments in Securities	$183,255,056	$—	$—	$203,421,756

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$795,113,248	$—	$—	$795,113,248
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	32,206,623
Money Market Funds	6,553,293	—	—	6,553,293
Total Investments in Securities	$801,666,541	$—	$—	$833,873,164

15

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,639,795	$—	$—	$10,639,795
Money Market Funds	111,820	—	—	111,820
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	95,040
Total Investments in Securities	$10,751,615	$—	$—	$10,846,655

U.S. Global Technology and Aerospace & Defense ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,177,390	$—	$—	$10,177,390
Money Market Funds	315,807	—	—	315,807
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	280,705
Total Investments in Securities	$10,493,197	$—	$—	$10,773,902

^	See Schedule of Investments for breakout of investments by country classification.
^^
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions.

16

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and distributions in excess. For the year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
U.S. Global GO GOLD and Precious Metal Miners ETF	(46,933,893)	46,933,893
U.S. Global Jets ETF	(126,749,430)	126,749,430
U.S. Global Sea to Sky Cargo ETF	(73,583)	73,583
U.S. Global Technology and Aerospace & Defense ETF	2	(2)

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

17

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
K.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, and U.S. Global Technology and Aerospace & Defense ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.
Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses (“Excluded Expenses”). To the extent the U.S. Global Sea to Sky Cargo ETF incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the date such fees and expenses were waived or paid. As of December 31, 2025, the Adviser has $418,675 remaining available to be recouped, of which $135,642 expires on December 31, 2026, $146,133 expires on December 31, 2027, and $136,900 expires on December 31, 2028.
Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
The Indexes that US Global Jets ETF, and U.S. Global Sea to Sky Cargo ETF track, were developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.

18

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1∕3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds’ manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds’, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global GO GOLD and Precious Metal Miners ETF	$19,537,846	$20,166,700
U.S. Global Jets ETF	30,772,617	32,206,623
U.S. Global Sea to Sky Cargo ETF	93,238	95,040
U.S. Global Technology and Aerospace & Defense ETF	268,585	280,705

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

19

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global GO GOLD and Precious Metal Miners ETF	$31,404
U.S. Global Jets ETF	113,950
U.S. Global Sea to Sky Cargo ETF	8,325
U.S. Global Technology and Aerospace & Defense ETF	495

NOTE 5 – PURCHASE AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$245,093,714	$238,609,404
U.S. Global Jets ETF	314,390,230	367,889,928
U.S. Global Sea to Sky Cargo ETF	11,471,994	9,786,244
U.S. Global Technology and Aerospace & Defense ETF	24,340,397	25,753,896

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$110,362,598	$125,527,795
U.S. Global Jets ETF	751,539,570	1,050,320,838
U.S. Global Sea to Sky Cargo ETF	3,098,832	1,050,338
U.S. Global Technology and Aerospace & Defense ETF	9,138,570	—

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2025 were as follows:

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF	U.S. Global Technology and Aerospace & Defense ETF
Tax cost of investments	$168,708,845	$885,724,958	$10,447,639	$10,457,736
Gross tax unrealized appreciation	39,585,023	86,323,469	927,635	584,580
Gross tax unrealized depreciation	(4,872,459)	(138,166,910)	(527,067)	(268,423)
Total unrealized appreciation/(depreciation)	34,712,564	(51,843,441)	400,568	316,157
Undistributed ordinary income	1,526,437	3,038,346	—	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain/(loss)	(10,191,525)	(587,525,218)	(2,482,475)	(138,168)
Distributable earnings/(accumulated losses)	$26,047,476	$(636,330,313)	$(2,081,907)	$177,989

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and mark-to-market on investments in passive foreign investment companies.

20

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss and post-October capital loss as arising on the first day of the next taxable year. Qualified late year losses and post-October capital losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of December 31, 2025, U.S. Global Sea to Sky Cargo ETF elected to defer $10,236 of late-year ordinary losses. The U.S. Global Technology and Aerospace & Defense ETF elected to defer $652 of late-year ordinary losses and $137,516 of short-term post-October losses. None of the other Funds deferred, on a tax-basis, any late-year ordinary losses or post-October capital losses.
As of December 31, 2025, the Funds had the following capital loss carryforward available, with no expiration date:

	Short-Term	Long-Term
U.S. Global GO GOLD and Precious Metal Miners ETF	$2,893,187	$7,298,338
U.S. Global Jets ETF	271,112,110	316,413,108
U.S. Global Sea to Sky Cargo ETF	1,133,400	1,338,839
U.S. Global Technology and Aerospace & Defense ETF	—	—

During the current fiscal year, U.S. Global GO GOLD and Precious Metal MIners ETF utilized $17,867,235 of short-term capital loss carryforward and $7,013,155 of long-term capital loss carryforward that was available as of December 31, 2024.
The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2025 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,720,731	$ —
U.S. Global Jets ETF	6,660,815	—
U.S. Global Sea to Sky Cargo ETF .	720,693	—
U.S. Global Technology and Aerospace & Defense ETF.	1,329,330	—

The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2024 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,810,692	$ —
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF .	841,448	—
U.S. Global Technology and Aerospace & Defense ETF.	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF, U.S. Global Sea to Sky Cargo ETF, and U.S. Global Technology and Aerospace & Defense ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.
Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.
Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.
Aerospace and Defense Companies Risk. U.S. Global Technology and Aerospace & Defense ETF will invest more than 25% of its net assets in companies in the aerospace & defense industry. Aerospace and defense companies are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns. Aerospace and defense companies rely heavily on U.S. Government and other government

22

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
demand for their products and services. As a result, these companies could be adversely impacted by future reductions or changes in government spending. Such government spending on aerospace and defense is not generally correlated with economic cycles, but rather with general political support for this type of spending. There is no assurance that future levels of spending on aerospace and defense will increase or that such spending will not decrease in the future. Competition, labor relations and the price of fuel can impact aerospace and defense companies. In addition, deregulation of airlines has substantially decreased the U.S. Government’s role in the air transport industry while promoting competition. However, the profitability of individual carriers as well as the entire industry could be impacted by the regulations and policies of various domestic and foreign governments.
Cybersecurity Companies Risk. U.S. Global Technology and Aerospace & Defense ETF is expected to concentrate its investments in the securities of Cybersecurity Companies. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
Emerging Markets Risk. U.S. Global Technology and Aerospace & Defense ETF may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in 2value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

23

U.S. GLOBAL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of U.S. Global ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Global ETFs, comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
U.S. Global GO GOLD and Precious Metal Miners ETF and U.S. Global Jets ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
U.S. Global Sea to Sky Cargo ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and the period from January 19, 2022 (commencement of operations) to December 31, 2022
U.S. Global Technology and Aerospace & Defense ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and the period from December 27, 2024 (commencement of operations) to December 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and securities lending agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 26, 2026

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U.S. GLOBAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	80.81%
U.S. Global Jets ETF	100.00%
U.S. Global Sea to Sky Cargo ETF	65.24%
U.S. Global Technology and Aerospace & Defense ETF	4.86%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2025 was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	7.77%
U.S. Global Jets ETF	82.14%
U.S. Global Sea to Sky Cargo ETF	3.73%
U.S. Global Technology and Aerospace & Defense ETF	2.60%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%
U.S. Global Technology and Aerospace & Defense ETF	98.45%

25

U.S. GLOBAL ETFs
FEDERAL TAX CREDIT PASS THROUGH (Unaudited)
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global GO GOLD and Precious Metal Miners ETF	$148,017	$0.034423	100%
U.S. Global Jets ETF	—	—	—
U.S. Global Sea to Sky Cargo ETF	$97,278	$0.129704	100%
U.S. Global Technology and Aerospace & Defense ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

26

U.S. GLOBAL ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
Except for the U.S. Global Sea to Sky Cargo ETF, all fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information. Additional information related to the fund expenses, including Trustee compensation, for the U.S. Global Sea to Sky Cargo ETF is available in the Statement of Operations.

27

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
U.S. Global Jets ETF (JETS)
U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU)
U.S. Global Sea to Sky Cargo ETF (SEA)
U.S. Global Technology and Aerospace & Defense ETF (WAR)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of U.S. Global Jets ETF (“JETS”), U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU”), U.S. Global Sea to Sky Cargo ETF (“SEA”), and U.S. Global Technology and Aerospace & Defense ETF (“WAR”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, the Adviser’s representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations. The Board also noted that the Adviser is responsible for monitoring the extent to which a Fund achieves its investment objective as either an index-based fund (i.e., JETS, GOAU, and SEA) or an actively managed fund (i.e., WAR). Additionally, the Board considered that U.S. Global Indices, LLC (“USGI”), an affiliate of the Adviser, acts as index provider to each of the underlying indexes used by the index-based Funds, and each of these indexes was created by USGI based on USGI’s intellectual property.

28

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified one or more funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar thematic investment strategies as the relevant Fund.
Because each Fund, except WAR, is designed to track the performance of an index, the Board considered, among other things, the extent to which each index-based Fund tracked its underlying index before fees and expenses. The Board noted that for each of the one-, three-, five-year, and since inception periods, as applicable, ended March 31, 2025, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the performance of its underlying index, indicating that each index-based Fund tracked its underlying index closely and in an appropriate manner. The Board further noted, however, that GOAU and SEA have exhibited tracking error, over certain periods, that exceeded such Fund’s expense ratio. Accordingly, the Board considered the Adviser’s explanations attributing the Funds’ tracking error to trading costs and foreign currency transactions.
JETS: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-year, three-year, five-year, and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Airline Companies (as defined by the index) across the globe with an emphasis on domestic passenger airlines.
The Board noted that for the one-year period ended March 31, 2025, the Fund outperformed the median return of its Peer Group, which is comprised primarily of ETFs in the industrials and infrastructure sectors, none of which are airline-themed, but underperformed the median return of its Category Peer Group, the Morningstar US Fund Industrials category. The Board further noted that the Fund underperformed the median return of both its Peer Group and Category Peer Group over the three- and five-year periods.
With respect to the Selected Peer Group, the Board noted that the Adviser selected only two competing airline-themed, exchange-traded products, both of which launched in 2023 and thus do not have three- and five-year performance returns. The Board noted that one of the Fund’s two closest competitors is an ETF that invests only in U.S. airlines while the other is a 3X leveraged airline-themed exchange-traded note (“ETN”). The Board considered that the Fund underperformed the competitor ETF but significantly outperformed the 3X leveraged ETN for the one-year period ended March 31, 2025.
GOAU: The Board noted that the Fund significantly outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-year period, but underperformed its benchmark over the three-year, five-year, and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Precious Metals Companies (as defined by the index).
The Board noted that for the one-year, three-year, and five-year periods ended March 31, 2025, the Fund outperformed the median return of its Peer Group, which is comprised primarily of index-based, junior gold miner ETFs and other precious metal ETFs, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Equity Precious Metals category. The Board also noted that the Fund underperformed most of the funds from the Selected Peer Group over the one- and three-year periods ended March 31, 2025, but outperformed all applicable Selected Peers over the five-year period. The Selected Peer Group included funds that pursue global equity, gold mining investment strategies similar to those of the Fund, nearly all of which are index-based strategies.
SEA: The Board noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-, three-year, and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of Cargo Companies (as defined by the index).

29

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board noted that for the one-year period ended March 31, 2025, the Fund slightly outperformed the median return of its Peer Group, which is comprised primarily of ETFs in the industrials and infrastructure sectors, nearly half of which are focused on transportation or logistics, but underperformed the median return of its Category Peer Group, which is comprised of funds in the Morningstar US Fund Industrials category. The Board further noted that the Fund underperformed the median return of both its Peer Group and Category Peer Group over the three-year period.
With respect to the Selected Peer Group, the Board observed that the Adviser selected only one fund but noted that the competing ETF is also focused on the global shipping industry. The Board considered that the Fund underperformed its Selected Peer over the one-year period and significantly underperformed the same peer fund over the three-year period ended March 31, 2025. The Board noted, however, that the peer fund, unlike SEA, excludes air cargo from its investment holdings, which contributed to SEA’s underperformance of its peer fund.
The Board also considered that SEA commenced operations on January 19, 2022, just over three years prior to March 31, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
WAR: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the since inception period; however, the Board also considered that WAR commenced operations on December 27, 2024, approximately three months prior to March 31, 2025, which was a very short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management. In addition, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund invests in equity securities of companies that the Adviser believes may benefit from technological innovations related to national defense efforts, including aerospace, physical, and cybersecurity defense, in preparation for, or in response to, domestic, regional, or global conflicts.
The Board noted that, because the Fund launched less than one year prior to March 31, 2025, performance data was not available to compare the Fund’s returns against those of its Peer Group, Category Peer Group, and Selected Peer Group. The Board considered, however, that the Fund’s Peer Group will be comprised of a mix of mid-cap equity funds, its Category Peer Group will be comprised of funds in the Morningstar US Fund Technology category, and its Selected Peer Group will be comprised primarily of funds focused on the defense and aerospace industry.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, JETS, GOAU, and WAR a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying these three Funds’ other expenses out of the Adviser’s own fee and resources. The Board further noted that the Adviser does not charge SEA a unitary fee; rather, SEA pays the Adviser a management fee and, pursuant to a contractual operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse certain Fund expenses, for a period of at least one year, to ensure that SEA’s Total Annual Fund Operating Expenses do not exceed certain percentages based on the Fund’s assets levels.
The Board then compared each Fund’s net expense ratio to that of its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
JETS: The Board noted that the Fund’s net expense ratio was equal to its unified management fee. The Board further noted that the Fund’s net expense ratio was higher than the median net expense ratio, and at the high end of the range, of the funds in its Peer Group but lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in the Selected Peer Group.
GOAU: The Board noted that the Fund’s net expense ratio was equal to its unified management fee. The Board further noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Peer Group but lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within, but near the high end of, the range of net expense ratios of funds in the Selected Peer Group.

30

U.S. GLOBAL ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
SEA: The Board noted that the Fund’s net expense ratio was equal to its management fee because the Adviser waived certain Fund expenses pursuant to its contractual operating expense limitation agreement. The Board further noted that the Fund’s net expense ratio was higher than the median net expense ratio, and at the high end of the range, of the funds in its Peer Group but lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was lower than the net expense ratio of its Selected Peer.
WAR: The Board noted that the Fund’s net expense ratio was equal to its unified management fee. The Board further noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within, but near the high end of, the range of net expense ratios of funds in the Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under (i) the unified fee arrangement with respect to JETS, GOAU, and WAR and (ii) the non-unified management fee arrangement and contractual operating expense limitation agreement with respect to SEA. The Board noted that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that neither the unitary fee structure for JETS, GOAU, and WAR, nor the management fee for SEA, contain breakpoint reductions as Fund assets grow. The Board determined, however, that both the unitary fee structure for JETS, GOAU, and WAR and the management fee and contractual operating expense limitation agreement for SEA reflect a sharing of economies of scale between the Adviser and the Funds at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints or a change in fee structure may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.